Supplement to the
Fidelity Managed Retirement 2020 Fund℠
Class K
September 29, 2025
Summary Prospectus

On April 16, 2026, Fidelity Managed Retirement 2020 Fund℠ did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund. In light of the failure to attain quorum, Fidelity Managed Retirement 2020 Fund℠ will liquidate pursuant to a plan of liquidation approved by the Board of Trustees of Fidelity Managed Retirement 2020 Fund℠ on November 13, 2025. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation.
The fund is expected to liquidate on or about June 12, 2026. This date may be changed without notice at the discretion of the fund's officers. The Fund is currently closed to new investors. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
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Proposed Reorganization. The Board of Trustees of Fidelity Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund pursuant to which Fidelity Managed Retirement 2020 Fund℠ would be reorganized on a tax-free basis with and into Fidelity Freedom® Blend 2015 Fund. As a result of the proposed Reorganization, shareholders of Fidelity Managed Retirement 2020 Fund℠ would receive, respectively, corresponding shares of Fidelity Freedom® Blend 2015 Fund.
The Agreement provides for the transfer of all of the assets of Fidelity Managed Retirement 2020 Fund℠ in exchange for corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the net assets of Fidelity Managed Retirement 2020 Fund℠ and the assumption by Fidelity Freedom® Blend 2015 Fund of all of the liabilities of Fidelity Managed Retirement 2020 Fund℠. After the exchange, Fidelity Managed Retirement 2020 Fund℠ will distribute the Fidelity Freedom® Blend 2015 Fund shares to its shareholders pro rata, in liquidation of Fidelity Managed Retirement 2020 Fund℠. As a result, shareholders of Fidelity Managed Retirement 2020 Fund℠ will become shareholders of Fidelity Freedom® Blend 2015 Fund (these transactions are collectively referred to as the "Reorganization").
The Reorganization, which requires shareholder approval, is expected to take place on or about June 12, 2026. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Managed Retirement 2020 Fund℠ nor its shareholder will recognize any gain or loss as a direct result of the Reorganization.
Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place.
If shareholder approval of the Reorganization cannot be achieved, Fidelity Managed Retirement 2020 Fund℠ will be liquidated pursuant to a liquidation plan approved by the Board of Trustees for Fidelity Managed Retirement 2020 Fund℠. Prior to such liquidation, Fidelity Managed Retirement 2020 Fund℠ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation.
The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Freedom® Blend 2015 Fund please call 1-800-835-5092. The prospectus/proxy statement is expected to be available on or about March 9, 2026 and will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
R95-K-SUSTK-0426-103 1.9920780.103	April 22, 2026
Supplement to the
Fidelity Managed Retirement 2020 Fund℠
Class K6
September 29, 2025
Summary Prospectus

On April 16, 2026, Fidelity Managed Retirement 2020 Fund℠ did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund. In light of the failure to attain quorum, Fidelity Managed Retirement 2020 Fund℠ will liquidate pursuant to a plan of liquidation approved by the Board of Trustees of Fidelity Managed Retirement 2020 Fund℠ on November 13, 2025. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation.
The fund is expected to liquidate on or about June 12, 2026. This date may be changed without notice at the discretion of the fund's officers. The Fund is currently closed to new investors. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
***
Proposed Reorganization. The Board of Trustees of Fidelity Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund pursuant to which Fidelity Managed Retirement 2020 Fund℠ would be reorganized on a tax-free basis with and into Fidelity Freedom® Blend 2015 Fund. As a result of the proposed Reorganization, shareholders of Fidelity Managed Retirement 2020 Fund℠ would receive, respectively, corresponding shares of Fidelity Freedom® Blend 2015 Fund.
The Agreement provides for the transfer of all of the assets of Fidelity Managed Retirement 2020 Fund℠ in exchange for corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the net assets of Fidelity Managed Retirement 2020 Fund℠ and the assumption by Fidelity Freedom® Blend 2015 Fund of all of the liabilities of Fidelity Managed Retirement 2020 Fund℠. After the exchange, Fidelity Managed Retirement 2020 Fund℠ will distribute the Fidelity Freedom® Blend 2015 Fund shares to its shareholders pro rata, in liquidation of Fidelity Managed Retirement 2020 Fund℠. As a result, shareholders of Fidelity Managed Retirement 2020 Fund℠ will become shareholders of Fidelity Freedom® Blend 2015 Fund (these transactions are collectively referred to as the "Reorganization").
The Reorganization, which requires shareholder approval, is expected to take place on or about June 12, 2026. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Managed Retirement 2020 Fund℠ nor its shareholder will recognize any gain or loss as a direct result of the Reorganization.
Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place.
If shareholder approval of the Reorganization cannot be achieved, Fidelity Managed Retirement 2020 Fund℠ will be liquidated pursuant to a liquidation plan approved by the Board of Trustees for Fidelity Managed Retirement 2020 Fund℠. Prior to such liquidation, Fidelity Managed Retirement 2020 Fund℠ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation.
The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Freedom® Blend 2015 Fund please call 1-800-835-5092. The prospectus/proxy statement is expected to be available on or about March 9, 2026 and will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
R95-K6-SUSTK-0426-104 1.9916486.104	April 22, 2026
Supplement to the
Fidelity Managed Retirement 2020 Fund℠
Class A and Class I
September 29, 2025
Summary Prospectus

On April 16, 2026, Fidelity Managed Retirement 2020 Fund℠ did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund. In light of the failure to attain quorum, Fidelity Managed Retirement 2020 Fund℠ will liquidate pursuant to a plan of liquidation approved by the Board of Trustees of Fidelity Managed Retirement 2020 Fund℠ on November 13, 2025. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation.
The fund is expected to liquidate on or about June 12, 2026. This date may be changed without notice at the discretion of the fund's officers. The Fund is currently closed to new investors. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
***
Proposed Reorganization. The Board of Trustees of Fidelity Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund pursuant to which Fidelity Managed Retirement 2020 Fund℠ would be reorganized on a tax-free basis with and into Fidelity Freedom® Blend 2015 Fund. As a result of the proposed Reorganization, shareholders of Fidelity Managed Retirement 2020 Fund℠ would receive, respectively, corresponding shares of Fidelity Freedom® Blend 2015 Fund.
The Agreement provides for the transfer of all of the assets of Fidelity Managed Retirement 2020 Fund℠ in exchange for corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the net assets of Fidelity Managed Retirement 2020 Fund℠ and the assumption by Fidelity Freedom® Blend 2015 Fund of all of the liabilities of Fidelity Managed Retirement 2020 Fund℠. After the exchange, Fidelity Managed Retirement 2020 Fund℠ will distribute the Fidelity Freedom® Blend 2015 Fund shares to its shareholders pro rata, in liquidation of Fidelity Managed Retirement 2020 Fund℠. As a result, shareholders of Fidelity Managed Retirement 2020 Fund℠ will become shareholders of Fidelity Freedom® Blend 2015 Fund (these transactions are collectively referred to as the "Reorganization").
The Reorganization, which requires shareholder approval, is expected to take place on or about June 12, 2026. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Managed Retirement 2020 Fund℠ nor its shareholder will recognize any gain or loss as a direct result of the Reorganization.
Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place.
If shareholder approval of the Reorganization cannot be achieved, Fidelity Managed Retirement 2020 Fund℠ will be liquidated pursuant to a liquidation plan approved by the Board of Trustees for Fidelity Managed Retirement 2020 Fund℠. Prior to such liquidation, Fidelity Managed Retirement 2020 Fund℠ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation.
The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Freedom® Blend 2015 Fund please call 1-877-208-0098. The prospectus/proxy statement is expected to be available on or about March 9, 2026 and will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
AR95-SUSTK-0426-106 1.9885854.106	April 22, 2026
Supplement to the
Fidelity Managed Retirement 2020 Fund℠
September 29, 2025
Summary Prospectus

On April 16, 2026, Fidelity Managed Retirement 2020 Fund℠ did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund. In light of the failure to attain quorum, Fidelity Managed Retirement 2020 Fund℠ will liquidate pursuant to a plan of liquidation approved by the Board of Trustees of Fidelity Managed Retirement 2020 Fund℠ on November 13, 2025. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation.
The fund is expected to liquidate on or about June 12, 2026. This date may be changed without notice at the discretion of the fund's officers. The Fund is currently closed to new investors. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's liquidation.
***
Proposed Reorganization. The Board of Trustees of Fidelity Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Managed Retirement 2020 Fund℠ and Fidelity Freedom® Blend 2015 Fund pursuant to which Fidelity Managed Retirement 2020 Fund℠ would be reorganized on a tax-free basis with and into Fidelity Freedom® Blend 2015 Fund. As a result of the proposed Reorganization, shareholders of Fidelity Managed Retirement 2020 Fund℠ would receive, respectively, corresponding shares of Fidelity Freedom® Blend 2015 Fund.
The Agreement provides for the transfer of all of the assets of Fidelity Managed Retirement 2020 Fund℠ in exchange for corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the net assets of Fidelity Managed Retirement 2020 Fund℠ and the assumption by Fidelity Freedom® Blend 2015 Fund of all of the liabilities of Fidelity Managed Retirement 2020 Fund℠. After the exchange, Fidelity Managed Retirement 2020 Fund℠ will distribute the Fidelity Freedom® Blend 2015 Fund shares to its shareholders pro rata, in liquidation of Fidelity Managed Retirement 2020 Fund℠. As a result, shareholders of Fidelity Managed Retirement 2020 Fund℠ will become shareholders of Fidelity Freedom® Blend 2015 Fund (these transactions are collectively referred to as the "Reorganization").
The Reorganization, which requires shareholder approval, is expected to take place on or about June 12, 2026. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity Managed Retirement 2020 Fund℠ nor its shareholder will recognize any gain or loss as a direct result of the Reorganization.
Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place.
If shareholder approval of the Reorganization cannot be achieved, Fidelity Managed Retirement 2020 Fund℠ will be liquidated pursuant to a liquidation plan approved by the Board of Trustees for Fidelity Managed Retirement 2020 Fund℠. Prior to such liquidation, Fidelity Managed Retirement 2020 Fund℠ assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation.
The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Freedom® Blend 2015 Fund please call 1-800-544-8544. The prospectus/proxy statement is expected to be available on or about March 9, 2026 and will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
R95-SUSTK-0426-105 1.9893825.105	April 22, 2026